Advance to Game Developers, Net - Schedule of Advance to Game Developers, Net (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Schedule of Advance to Game Developers, Net [Abstract]
Advance to game developers	$ 22,677,194	$ 22,134,756	$ 17,206,593
Less: allowance for credit loss	(8,115,468)	(7,967,665)
Advance to game developers, net	$ 14,561,726	$ 14,167,091